Pension Plans and Other Post-Retirement Benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) plan Year	Dec. 31, 2021 CAD ($)
Disclosure of defined benefit plans [line items]
Number of small defined benefit plans in the Philippines open to new members | plan	1
Age requirement | Year	50
Requisite service period	10 years
Equity investments	3.00%	3.00%
Post-employment benefit expense, defined contribution plans | $	$ 160	$ 142
Fixed income investments | Level 1
Disclosure of defined benefit plans [line items]
Equity investments	2.00%	4.00%